Related Party Transactions	12 Months Ended
Dec. 31, 2025
EBP 006
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related Party Transactions	Related Party Transactions
At December 31, 2025 and 2024, the Plan held 1,030,753 and 1,051,818 common stock of Popular, Inc., with a quoted market value of $128,349,364 and $98,933,973, respectively. During the year ended December 31, 2025, the Plan purchased or acquired through rollovers 68,212 common shares of Popular, Inc., with an acquisition price of $6,962,709 and completed sales and distributions of 89,277 shares which had a carrying value of $5,568,490 resulting in a realized gain of $3,884,922. These transactions are permitted party-in-interest transactions under the provisions of ERISA and the regulations promulgated thereunder.
The accompanying Statements of Net Assets Available for Benefits includes accrued dividend income of $775,412 and $738,330 related to the dividends declared on Popular Inc.’s common stock during the fourth quarter of 2025 and 2024, which were paid in January 2026 and 2025, respectively.
As of December 31, 2025 and 2024, the Plan held a bank deposit open account with Banco Popular de Puerto Rico of $88,881,937 and $81,206,802 respectively. As of December 31, 2025 and 2024, the Plan held a time deposit open account with Banco Popular de Puerto Rico of $284,035 and $254,477, respectively. These transactions qualify as party-in-interest transactions permitted under the provisions of ERISA.
Banco Popular de Puerto Rico provides services as Trustee and Recordkeeper for the Plan and charges a fee, which for the year ended December 31, 2025 and 2024 amounted to $885,697 and $943,854, respectively, and were borne by the Plan sponsor.